UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF Fund HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

  68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CMG Absolute Return Strategies Fund
Fund OF INVESTMENTS (Unaudited)
January 31, 2010
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 32.09%

	DEBT FUND - 26.71%
18,745	Access Flex Bear High Yield Fund	$ 397,218
107,234	Direxion HY Bear Fund	1,722,183
708,679	Northeast Investors Trust	4,188,292
96,444	Profunds US Government Plus ProFund	3,089,090
86,433	Rydex Inverse High Yield Strategy Fund	3,488,428
82,850	SPDR Barclays Capital High Yield Bond ETF	3,221,208
412,171	Transamerica AEGON High Yield Bond	3,594,134
		19,700,553
	EQUITY FUND - 5.38%
27,455	ProFunds Bull ProFund	1,336,792
49,857	Rydex Inverse Russell 2000 2x Strategy Fund	771,781
24,065	Rydex Nasdaq 100 2X Strategy Fund	1,857,580
		3,966,153

	TOTAL EXCHANGE TRADED FUNDS	23,666,706
	( Cost - $23,370,338)

	SHORT-TERM INVESTMENTS - 61.76%

	MONEY MARKET FUND - 48.66%
717,000	Fifth Third Institutional Class, 0.01%+	717,000
8,650,102	Fifth Third Institutional Money Market Fund, 0.01%+	8,650,102
22,087,900	ProFunds Money Market Profund, 0.02% +	22,087,900
4,428,538	Rydex US Govt Money Market Fund, 0.01% +	4,428,538
		35,883,540
	U.S. GOVERNMENT - 13.10%
9,665,000	United States Treasury Bill, 0.07%	9,663,611

	TOTAL SHORT-TERM INVESTMENTS	45,547,151
	( Cost - $45,547,149)

	TOTAL INVESTMENTS - 93.85%
	( Cost - $68,917,487)	69,213,857
	OTHER ASSETS LESS LIABILITIES - 6.15%	4,531,379
	NET ASSETS - 100.00%	$ 73,745,236
+Interest rate reflects the seven day yield on January 31, 2010.

At January 31, 2010, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 443,596
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(147,226)
Net unrealized appreciation		$ 296,370
CMG Absolute Return Strategies Fund
Fund OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010
		Unrealized
		Appreciation
Contracts	Security	(Depreciation)

	FUTURE CONTRACTS PURCHASED
66	Australian Dollar Future March 2010
	(Underlying Face Amount at Value $5,817,900)	$ (133,840)
56	Canadian Dollar Future March 2010
	(Underlying Face Amount at Value $5,236,000)	(80,190)
7	New Zealand Dollar Future March 2010
	(Underlying Face Amount at Value $490,490)	(4,450)
9	USD / SEK March 2010
	(Underlying Face Amount at Value $900,000)	34,931
	TOTAL FUTURES CONTRACTS PURCHASED	$ (183,549)

	WRITTEN FUTURES CONTRACTS
12	British Pound Future March 2010
	(Underlying Face Amount at Value $1,198,950)	$ 23,581
17	Euro Fx Future March 2010
	(Underlying Face Amount at Value $2,947,375)	115,875
60	Japanese Yen Future March 2010
	(Underlying Face Amount at Value $8,308,500)	987
10	USD / NOK March 2010
	(Underlying Face Amount at Value $1,003,000)	(26,388)
21	Swiss Franc Future March 2010
	(Underlying Face Amount at Value $2,475,113)	88,194
	TOTAL WRITTEN FUTURES CONTRACTS	$ 202,249

CMG Absolute Return Strategies Fund
Fund OF INVESTMENTS (Unaudited) (Continued)
January 31, 2010

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 23,666,706	$ -	$ -	$ 23,666,706
Short Term Investments	$ 45,547,151	$ -	$ -	$ 45,547,151
Futures	$ 18,700	$ -	$ -	$ 18,700
Total	$ 69,232,557	$ -	$ -	$ 69,232,557

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/26/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/26/10